Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 SecurityLoan	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	9,332	15,344	14,948
Amount Defaulted	$ 306	$ 1,117	$ 810
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	629	642	859
Amount Defaulted	44	46	48
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	22	87	111
Amount Defaulted	12	102	232
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	611	1,099	1,073
Amount Defaulted	86	163	146
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	6,335	6,640	9,774
Amount Defaulted	33	37	54
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	845	1,841	1,818
Amount Defaulted	24	80	56
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	8,442	10,309	13,635
Amount Defaulted	199	428	536
Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	876	4,972	1,245
Amount Defaulted	102	640	177
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	14	63	68
Amount Defaulted	$ 5	$ 49	$ 97